Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Other Comprehensive Income (Loss)	OTHER COMPREHENSIVE INCOME (LOSS)

Year ended December 31 (millions of dollars)	2020	2019
Gain (loss) on cash flow hedges (interest-rate swap agreements) (Notes 6, 18)[1]	(20)	2
Loss on pension and other post-employment benefits (OPEB) transfer (Note 20)	(6)	—
Other	2	(1)
	(24)	1
[1] Includes $7 million realized loss on cash flow hedges reclassified to financing charges (2019 - $nil).